Offsets	Aug. 01, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Xcel Energy Inc.
Form or Filing Type	S-3
File Number	333-275228
Initial Filing Date	Oct. 31, 2023
Fee Offset Claimed	$ 6,555.66
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, $2.50 par value per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 44,415,082.44
Termination / Withdrawal Statement	On October 31, 2023, the Registrant filed with the Securities and Exchange Commission (the "SEC") a Registration Statement on Form S-3 (Registration No. 333-275228) registering an unspecified amount of its securities specified therein, including its common stock, $2.50 par value per share ("common stock"). On October 31, 2023, the Registrant filed with the SEC a prospectus supplement to the 2023 Registrant Statement to register the offer and sale from time to time of shares of common stock having an aggregate gross sales price of up to $2,500,000,000 (the "2023 ATM Prospectus Supplement") and concurrently paid $360,778 in registration fees in connection therewith, after accounting for a fee offset of $8,222 related to unsold securities under a prior registration statement. The Registrant has terminated the offering of common stock under the 2023 ATM Prospectus Supplement, and at the time of termination, $44,415,082.44 of common stock remained unsold under the 2023 ATM Prospectus Supplement, and $6,555.66 of previously-paid fees remain unutilized and available for future registration fees pursuant to Rule 457(p) under the Securities Act. Pursuant to Rule 457(p) under the Securities Act, the $612,400 filing fee currently due in connection with this filing is offset in part against the $6,555.66 remaining balance for such unsold securities under the 2023 ATM Prospectus Supplement resulting in a fee of $605,844.34 remitted with this filing.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Xcel Energy Inc.
Form or Filing Type	S-3
File Number	333-275228
Filing Date	Oct. 31, 2023
Fee Paid with Fee Offset Source	$ 6,555.66
Offset Note	See Rule 457(p) Statement of Withdrawal, Termination, or Completion.